--------------------------------------------------------------------------------
                                            SELIGMAN          [GRAPHIC OMITTED]
                           -------------------------
                                           MUNICIPAL
                                        SERIES TRUST



                                                              MID-YEAR REPORT
                                                              MARCH 31, 2002

                                                          ----------------------

                                                             Providing Income
                                                            Exempt From Regular
                                                               Income Tax



                                                                   JWS
                                                          J. & W. SELIGMAN & CO.
                                                              INCORPORATED
                                                             ESTABLISHED 1864

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SELIGMAN -- TIMES CHANGE . . . VALUES ENDURE

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

[PICTURE OMITTED]
TIMES  CHANGE

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 138 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that professional investment management could have in building wealth for individual investors, and began managing its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

.. . . VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman in the new millennium.

TABLE OF CONTENTS
To the Shareholders. . . . . . . . . . . .   1
Interview With Your Portfolio Manager. . .   2
For More Information . . . . . . . . . . .   3
Performance Overview and Portfolio Summary   4
Portfolios of Investments. . . . . . . . .   8
Statements of Assets and Liabilities . . .  13
Statements of Operations . . . . . . . . .  14
Statements of Changes in Net Assets. . . .  15
Notes to Financial Statements. . . . . . .  17
Financial Highlights . . . . . . . . . . .  22
Trustees and Executive Officers. . . . . .  28
Glossary of Financial Terms. . . . . . . .  29

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS


The past six months were modestly positive for municipal bonds. During this time, each Series in Seligman Municipal Series Trust continued to pay attractive yields exempt from federal and state taxes, while maintaining higher-quality portfolios.

After the shock of September 11, signs began to emerge indicating that a US economic recovery was underway, and the Federal Reserve Board adopted a neutral monetary stance. The US Commerce Department reported that gross domestic product (GDP) expanded 1.7% during the fourth quarter of 2001, more than previously thought. Industrial production increased, and consumer confidence was strong. Job cuts continued to be a concern, however, as the unemployment rate rose to 6.0% in April. Nevertheless, encouraged that the economy was rebounding from its downturn, the Fed ended its unprecedented series of interest rate reductions. The strength and timing of the recovery is still uncertain, though, and the Fed hinted that it would probably not raise interest rates over the near term. Continued low inflation allows the Fed to leave rates untouched for now.

As prospects for the US economy improved, yields for both Treasury bonds and municipal bonds increased. During the six-month period, the yield on the 10-year Treasury bond rose from 4.60% to 5.42%, and the yield on the one-year Treasury rose from 2.49% to 2.70%. For the same period, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, fluctuated within a 43-basis-point range. At March 31, 2002, the Index was at 5.32%, 18 basis points higher than on September 30, 2001.

While 2001's recession was considered mild by historical standards, it nonetheless created fiscal difficulties for the nation's states and municipalities. Many found themselves grappling with budget deficits, decreased tax revenues, and increased demand for services. Most have responded to the fiscal crisis by raising taxes, cutting spending, and drawing on reserves. An economic rebound would likely help to alleviate these budgetary pressures.

Looking ahead, we anticipate that interest rates will remain fairly stable over the near term. If economic acceleration does prompt the Fed to raise rates later in the year, we think that any such increase would be small. While higher energy prices could act as an inflationary pressure, the Fed has made it clear that it thinks high productivity levels will continue to restrain inflation.

Given the economic weakness, we are closely monitoring the credit quality of the various states' portfolios, particularly California's. In the California High-Yield Series lower-rated securities were avoided, with A-rated municipal bonds and higher representing 82% of the total portfolio at period-end. In addition, the other individual Series continued to focus on high-quality bonds, maintaining at least 78% of portfolio holdings in the two highest ratings categories. We believe that this emphasis on quality will help insulate them from any further deterioration in credit trends.

We appreciate your confidence in Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager, as well as each Series' portfolio of investments, financial statements, and performance history, follows this letter.

BY ORDER OF THE BOARD OF DIRECTORS,

/S/  WILLIAM C. MORRIS

WILLIAM C. MORRIS
CHAIRMAN

                                                            /S/  BRIAN T. ZINO
                                                            BRIAN T. ZINO
                                                            PRESIDENT
MAY 16, 2002

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INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES


Q: WHAT ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN MUNICIPAL SERIES TRUST DURING THE PAST SIX MONTHS?

A: Seligman Municipal Series Trust began its current fiscal year on October 1, 2001, just three weeks after the September 11 terrorist attacks. While our nation was still in mourning, life was slowly returning to normal. The stock market had recovered from the initial shock and was making steady improvement towards pre-September 11 levels. US Treasury bond yields continued their downward trend, aided by a flight to quality. In the municipal market, activity was muted and prices remained stable. At the end of October, the Treasury Department announced the elimination of 30-year Treasury bond sales, sending Treasury bond yields to the lowest levels of the period. Long-term municipal yields, which had been fluctuating in a narrow trading range, fell to a four-year low. However, the bond market rally would prove temporary due to a positive shift in the US economic outlook, and interest rates trended higher for the remainder of the Trust's first fiscal quarter. A resilient consumer sector was largely responsible for the growing optimism. Home buying, supported by attractive mortgage rates, was particularly robust, while a record number of mortgage refinancings provided an additional boost to consumer spending.

     During the Trust's second fiscal quarter, economic conditions continued to improve. Long-term municipal yields fluctuated within a narrow trading range through February, but began to trend higher during March as estimates for the pace of growth were raised. For the six-month period, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, fluctuated within a 43-basis-point range. At March 31, 2002, the Index was at 5.32%, 18 basis points higher than on September 30, 2001.

     The US recession caused a significant erosion in corporate profits, resulting in disappointing equity market returns over the past 12 months. This prompted a growing number of investors to diversify their portfolios, many of which had become overweighted in stocks. The municipal market's record of safety and stability, as well as attractive taxable-equivalent yields, sparked a significant increase in the demand for municipal securities. Municipal issuance has kept pace with the strong demand for municipal bonds. During 2001, new issue supply rose 43% over 2000 and was the second highest volume total on record. New issuance for the first quarter of 2002 increased 10% versus the same period last year.

     The nation's states and municipalities have been experiencing a decline in tax revenues at the same time that demand for services is increasing. Nevertheless, most states and municipalities have managed to maintain their credit rating. In fact, Moody's Investors Service reports that for the first quarter of 2002, overall municipal credit rating upgrades outnumbered downgrades by a ratio of 3.4 to 1. This represents a continuation of a six-year trend of overall improvement in municipal creditworthiness. Health care was an exception to the positive results. While the industry has made strides over the years, downgrades continued to exceed upgrades by a ratio of 2.5 to 1.

     In 2001, Moody's Investors Service and Standard & Poor's downgraded the State of California to A1 and A+, respectively, with negative implications. Florida and North Carolina had no rating changes, but the outlook for the states is also negative.

Q:   WHAT WAS YOUR INVESTMENT STRATEGY?

A: Throughout the past six months, we favored municipal bonds with long maturity dates, due to the steeply sloped municipal yield curve. In addition, purchases were concentrated in current coupon bonds, given our stable outlook for long-term interest rates. The California Quality and North Carolina Series increased holdings in the education sector. Municipal bonds issued for educational purposes



A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective. Team members include Theresa Barion, Eileen Comerford, Audrey Kuchtyak, and Debra McGuinness.

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INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES


     have remained stable and, over the past six months, have enjoyed considerably more upgrades than downgrades. The same is true for the water and sewer sector which, to date, has been largely unaffected by the recession. Water and sewer issues currently represent the largest sector in the Florida and California Quality Series. The California Quality and North Carolina Series reduced holdings of water and sewer bonds because the sector had become overweighted. California High-Yield Series purchased A-rated municipal bonds exclusively, bringing the percentage to 58% of the total portfolio. Lower-rated securities were avoided, given California's fiscal difficulties. Over the past six months, we have also made an effort to improve the call protection of the Trust by reducing positions of short-call bonds and replacing them with bonds offering a minimum of ten years of call protection.

Q:   WHAT IS YOUR OUTLOOK?

A: According to the latest estimates, the US recession ended in November 2001, just eight months after it began. We anticipate that the US economy will continue to expand throughout 2002. The recovery, however, is not without risks. In particular, the Middle East crisis and higher oil prices could slow economic growth. Further, the months to come may present a challenge to many states and municipalities as they struggle to balance their budgets. The economic slowdown has left the majority of states facing budget deficits due to sharply lower tax receipts and growing demand for services. Most states have responded by adjusting expenditures through budget cuts, layoffs and hiring freezes, and capital project postponements. A strong rebound in 2002 would go a long way toward alleviating the negative effects of the recession and easing budgetary pressures.

     Given our expectations for a modest recovery, we anticipate that long-term interest rates will remain stable going forward. If, however, the economy accelerates too quickly, renewed inflation concerns could prompt an increase in rates. Still, any increase in long-term interest rates will likely be modest, constrained by considerable slack remaining in the economy, as well as a continuation of remarkable productivity gains.



FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co.
Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS

(800) 221-2450  Shareholder
                Services
(212) 682-7600  Outside the
                United States
(800) 622-4597  24-Hour
                Automated
                Telephone
                Access Service

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PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY (UNAUDITED)


INVESTMENT RESULTS PER SHARE

CALIFORNIA HIGH-YIELD SERIES

TOTAL RETURNS
For Periods Ended March 31, 2002

                                                    AVERAGE ANNUAL
                                         ------------------------------------------------
                                                                    CLASS C     CLASS D
                                                                     SINCE       SINCE
                                 SIX      ONE     FIVE     10     INCEPTION*   INCEPTION
                               MONTHS*    YEAR    YEARS   YEARS     5/27/99      2/1/94
                               --------  -------  ------  ------  -----------  ----------
CLASS A**
With Sales Charge               (5.87)%  (1.86)%   4.52%   5.64%         n/a         n/a%
Without Sales Charge            (1.19)    2.96     5.55    6.15          n/a         n/a%
CLASS C**
With Sales Charge and CDSC      (3.59)      --      n/a     n/a         2.96%        n/a%
Without Sales Charge and CDSC   (1.61)    2.06      n/a     n/a         3.34         n/a%
CLASS D**
With 1% CDSC                    (2.58)    1.07      n/a     n/a          n/a         n/a%
Without CDSC                    (1.61)    2.05     4.60     n/a          n/a        4.32%
LEHMAN BROTHERS MUNICIPAL
BOND INDEX***                    0.33     3.81     6.23    6.70         5.20++      5.53++++

NET ASSET VALUE                              DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                             For Periods Ended March 31, 2002
         3/31/02   9/30/01   3/31/01                       DIVIDENDS+    CAPITAL GAIN+   SEC YIELD++
         --------  --------  --------                    --------------  -------------  ------------
CLASS A  $   6.39  $   6.63  $   6.51        CLASS A     $        0.145  $       0.018         4.20%
CLASS C      6.40      6.64      6.52        CLASS C              0.117          0.018         3.47
CLASS D      6.40      6.64      6.52        CLASS D              0.117          0.018         3.51

HOLDINGS BY MARKET SECTOR(*)                 MOODY'S/S&P RATINGS(*)
Revenue Bonds                     93%        Aaa/AAA         14%
General Obligation Bonds(*)(*)     7         Aa/AA           10
                                             A/A             58
WEIGHTED AVERAGE MATURITY       24.2 years   Baa/BBB         13
                                             Caa/CCC          5


---------------
See footnotes on page 7.

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
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY (UNAUDITED)

INVESTMENT RESULTS PER SHARE

CALIFORNIA QUALITY SERIES

TOTAL RETURNS
For Periods Ended March 31, 2002

                                                            AVERAGE ANNUAL
                                         ------------------------------------------------------------
                                                                       CLASS C           CLASS D
                                SIX       ONE     FIVE     10     SINCE INCEPTION*   SINCE INCEPTION
                               MONTHS*    YEAR    YEARS   YEARS        5/27/99            2/1/94
                               --------  -------  ------  ------  -----------------  ----------------
CLASS A**
With Sales Charge               (6.11)%  (2.70)%   4.63%   5.67%               n/a            n/a%
Without Sales Charge            (1.49)    2.16     5.64    6.18                n/a            n/a%
CLASS C**
With Sales Charge and CDSC      (3.96)   (0.82)     n/a     n/a               3.22%           n/a%
Without Sales Charge and CDSC   (2.03)    1.17      n/a     n/a               3.60            n/a%
CLASS D**
With 1% CDSC                    (2.98)    0.21      n/a     n/a                n/a             n/a%
Without CDSC                    (2.03)    1.17     4.69     n/a                n/a            3.90%
LEHMAN BROTHERS MUNICIPAL
   BOND INDEX***                 0.33     3.81     6.23    6.70               5.20++          5.53++++

NET ASSET VALUE                            DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                           For Periods Ended March 31, 2002
         3/31/02   9/30/01   3/31/01                DIVIDENDS+   CAPITAL GAIN+   SEC YIELD++
         --------  --------  --------               -----------  --------------  ------------
CLASS A  $   6.60  $   6.90  $   6.80      CLASS A  $     0.143  $        0.058         3.87%
CLASS C      6.57      6.88      6.78      CLASS C        0.116           0.058         3.19
CLASS D      6.57      6.88      6.78      CLASS D        0.116           0.058         3.21

HOLDINGS BY MARKET SECTOR(*)               MOODY'S/S&P RATINGS(*)
Revenue Bonds                      82%     Aaa/AAA         70%
General Obligation Bonds(*)(*)     18      Aa/AA           14
                                           A/A             16

WEIGHTED AVERAGE MATURITY        23.7 years

---------------
See footnotes on page 7.

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
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY (UNAUDITED)

INVESTMENT RESULTS PER SHARE

FLORIDA SERIES

TOTAL RETURNS
For Periods Ended March 31, 2002

                                                               AVERAGE ANNUAL
                                        -------------------------------------------------------------
                                                                       CLASS C           CLASS D
                                 SIX       ONE     FIVE     10    SINCE INCEPTION*   SINCE INCEPTION
                               MONTHS*    YEAR    YEARS   YEARS        5/27/99            2/1/94
                               --------  -------  ------  ------  -----------------  ----------------
CLASS A**
With Sales Charge               (4.76)%  (1.79)%   4.97%   5.80%              n/a             n/a%
Without Sales Charge            (0.04)    3.10     5.99    6.32               n/a             n/a%
CLASS C**
With Sales Charge and CDSC      (2.51)    0.20      n/a     n/a              3.52%            n/a%
Without Sales Charge and CDSC   (0.55)    2.21      n/a     n/a              3.89             n/a%
CLASS D**
With 1% CDSC                    (1.53)    1.22      n/a     n/a               n/a             n/a%
Without CDSC                    (0.55)    2.21     5.17     n/a               n/a            4.14%
LEHMAN BROTHERS MUNICIPAL
   BOND INDEX***                 0.33     3.81     6.23    6.70              5.20++          5.53++++

NET ASSET VALUE                              DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                             For Periods Ended March 31, 2002
         3/31/02   9/30/01   3/31/01                      DIVIDENDS+   SEC YIELD++
         --------  --------  --------                    ------------  ------------
CLASS A  $   7.70  $   7.88  $   7.82        CLASS A     $      0.177        4.16%
CLASS C      7.71      7.90      7.84        CLASS C            0.147        3.66
CLASS D      7.71      7.90      7.84        CLASS D            0.147        3.69

HOLDINGS BY MARKET SECTOR(*)                 MOODY'S/S&P RATINGS(*)
Revenue Bonds                      84%       Aaa/AAA         67%
General Obligation Bonds(*)(*)     16        Aa/AA           12
                                             A/A             21

WEIGHTED AVERAGE MATURITY       22.80 years


---------------
See footnotes on page 7.

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
PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY (UNAUDITED)

INVESTMENT RESULTS PER SHARE

NORTH CAROLINA SERIES

TOTAL RETURNS
For Periods Ended March 31, 2002

                                                               AVERAGE ANNUAL
                                         ------------------------------------------------------------
                                                                       CLASS C           CLASS D
                                 SIX       ONE     FIVE     10    SINCE INCEPTION*   SINCE INCEPTION
                               MONTHS*    YEAR    YEARS   YEARS        5/27/99            2/1/94
                               --------  -------  ------  ------  -----------------  ----------------
CLASS A**
With Sales Charge               (4.22)%  (1.51)%   4.29%   5.54%              n/a             n/a%
Without Sales Charge             0.51     3.40     5.32    6.06               n/a             n/a%
CLASS C**
With Sales Charge and CDSC      (1.84)    0.61      n/a     n/a              2.96%            n/a%
Without Sales Charge and CDSC    0.13     2.63      n/a     n/a              3.32             n/a%
CLASS D**
With 1% CDSC                    (0.85)    1.64      n/a     n/a               n/a             n/a%
Without CDSC                     0.13     2.63     4.51     n/a               n/a            3.88%
LEHMAN BROTHERS MUNICIPAL
   BOND INDEX***                 0.33     3.81     6.23    6.70              5.20++          5.53++++

NET ASSET VALUE                             DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                            For Periods Ended March 31, 2002
         3/31/02   9/30/01   3/31/01                 DIVIDENDS+   CAPITAL GAIN+   SEC YIELD++
         --------  --------  --------                -----------  --------------  ------------
CLASS A  $   7.76  $   7.89  $   7.83       CLASS A  $     0.164  $        0.007         3.70%
CLASS C      7.75      7.88      7.82       CLASS C        0.134           0.007         3.10
CLASS D      7.75      7.88      7.82       CLASS D        0.134           0.007         3.13


HOLDINGS BY MARKET SECTOR(*)                 MOODY'S/S&P RATINGS(*)
Revenue Bonds                      86%       Aaa/AAA         39%
General Obligation Bonds(*)(*)     14        Aa/AA           39
                                             A/A              9
WEIGHTED AVERAGE MATURITY        20.2 years  Baa/BBB         13


---------------
*    Returns for periods of less than one year are not annualized.
** Return figures reflect any change in price and assume all distributions within the period are reinvested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge ("CDSC") that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the effective date for the Administration, Shareholder Services and Distribution Plan in the case of the California High-Yield and California Quality Series, to reflect the fee of up to 0.25% of average daily net assets for each Series payable under the plan. The rates of return will vary and the prinipcal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Series is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results.
*** The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.
++   From 5/31/99.
++++ From 1/31/94.
+ Represents per share amount paid or declared for the six months ended March 31, 2002.
++ Current yield, representing the annualized yield for the 30-day period ended March 31, 2002, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Without these waivers the yields would be as follows:

                                     Class A    Class C     Class D
                                    ---------  ----------  ----------
     California High-Yield Series       4.10%    3.37%        3.41%
     Florida Series                     4.01     3.51         3.54
(*) Percentages based on current market values of long-term holdings at March 31, 2002.
(*)(*) Includes pre-refunded and escrowed-to-maturity securities.

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
PORTFOLIOS OF INVESTMENTS (UNAUDITED)
March 31, 2002


CALIFORNIA HIGH-YIELD SERIES

   FACE                                                                                        RATINGS      MARKET
  AMOUNT    MUNICIPAL BONDS                                                                  MOODY'S/S&P    VALUE
----------  -------------------------------------------------------------------------------  -----------  ----------
$2,500,000  Alameda, CA Certificates of Participation (City Hall Seismic Upgrade Project),
              6.20% due 5/1/2025. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  NR/A         $2,575,075
 1,000,000  California Department of Veterans Affairs (Home Purchase Rev.),
              5-12% due 12/1/2018*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2/AA-       1,001,780
 1,500,000  California Department of Veterans Affairs (Home Purchase Rev.),
              5.60% due 12/1/2028*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       1,506,150
 2,225,000  California Educational Facilities Authority Rev. (Loyola Marymount
              University), 5-34% due 10/1/2024. . . . . . . . . . . . . . . . . . . . . . .  Aaa/NR        2,398,506
   275,000  California Educational Facilities Authority Rev. (Loyola Marymount
              University), 5-34% due 10/1/2024. . . . . . . . . . . . . . . . . . . . . . .  A2/NR           281,006
 2,500,000  California Educational Facilities Authority Rev. (Scripps College),
              5% due 8/1/2031 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A1/NR         2,311,975
 2,750,000  California Health Facilities Financing Authority Rev. (Kaiser Permanente),
              5.40% due 5/1/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A3/A          2,649,350
 3,000,000  California Health Facilities Financing Authority Rev. (Cedars-Sinai
              Medical Center), 6-14% due 12/1/2034. . . . . . . . . . . . . . . . . . . . .  A3/NR         3,130,380
 1,500,000  California Housing Finance Agency Home Mortgage Rev.
              6-38% due 8/1/2027* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2/AA-       1,562,415
 2,500,000  California Housing Finance Agency (Single Family Mortgage),
              5.40% due 8/1/2028* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       2,444,825
 2,500,000  California Housing Finance Agency (Multi-Family Housing Rev.),
              5-38% due 2/1/2036* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3/AA-       2,356,450
 2,500,000  California Infrastructure and Economic Development Bank Rev.,
              (The J. David Gladstone Institutes), 5-14% due 10/1/2034. . . . . . . . . . .  NR/A-         2,318,400
 1,750,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
              Electric Co.), 5-78% due 6/1/2023*. . . . . . . . . . . . . . . . . . . . . .  B3/CCC        1,647,363
 1,000,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
              Electric Co.), 5.85% due 12/1/2023* . . . . . . . . . . . . . . . . . . . . .  B3/CCC          941,020
 3,500,000  California Statewide Certificates of Participation (Children's Hospital
              of Los Angeles), 5-14% due 8/15/2029. . . . . . . . . . . . . . . . . . . . .  A1/A+         3,269,000
 2,500,000  Cupertino, CA Certificates of Participation (Capital Improvement Projects),
              5-34% due 1/1/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A1/AA-        2,544,050
 1,500,000  Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
              5-34% due 1/15/2040 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Baa3/BBB-     1,474,860
 1,000,000  Los Angeles, CA Department of Water & Power Electric Plant Rev.,
              5-12% due 6/15/2029(*). . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       1,068,870
 2,970,000  Modesto, CA Irrigation District Certificates of Participation,
              5.30% due 7/1/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A2/A+         2,909,084
 2,005,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
              6.15% due 9/2/2012. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Baa1/NR       2,081,852
 3,000,000  Puerto Rico Highway & Transportation Authority Rev.,
              5-12% due 7/1/2036. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Baa1/A        2,995,110
 2,500,000  Sacramento, CA Municipal Utility District Electric Rev.,
              5-14% due 7/1/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A2/A          2,403,425


---------------
(*)  Pre-refunded security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

--------------------------------------------------------------------------------

PORTFOLIOS OF INVESTMENTS (UNAUDITED)
March 31, 2002


CALIFORNIA HIGH-YIELD SERIES (continued)

FACE                                                                                       RATINGS      MARKET
AMOUNT                                    MUNICIPAL BONDS                                MOODY'S/S&P     VALUE
----------  ---------------------------------------------------------------------------  -----------  -----------
3,000,000   San Bernardino, CA Joint Powers Financing Authority (California Dept. of
              Transportation Lease), 5-12% due 12/1/2020. . . . . . . . . . . . . . . .      A2/A     $ 3,008,430
2,000,000.  Washington Township, CA Hospital District Hospital Healthcare System Rev.,
              5-14% due 7/1/2029. . . . . . . . . . . . . . . . . . . . . . . . . . . .      A2/NR      1,870,800
                                                                                                       ----------
TOTAL MUNICIPAL BONDS (Cost $50,853,609) -- 98.7%  . . . . . . . . . . . . . . . . . . . . . . . .     50,750,176
OTHER ASSETS LESS LIABILITIES -- 1.3%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        677,797
                                                                                                       ----------
NET  ASSETS -- 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $51,427,973
                                                                                                      ===========

CALIFORNIA QUALITY SERIES


   FACE                                                                                     RATINGS      MARKET
  AMOUNT    MUNICIPAL BONDS                                                               MOODY'S/S&P    VALUE
----------  ----------------------------------------------------------------------------  -----------  ----------
$3,000,000  California Department of Water Resources Water System Rev. (Central
              Valley Project), 6.10% due 12/1/2029(*). . . . . . . . . . . . . . . . . .  Aaa/AA       $3,348,990
 3,000,000  California Educational Facilities Authority Rev. (Pepperdine University),
              5% due 11/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A1/NR         2,824,620
 2,000,000  California Educational Facilities Authority Rev. (Stanford University),
              5.35% due 6/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       2,008,640
 4,000,000  California Educational Facilities Authority Rev. (University of San Diego),
              5% due 10/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/NR        3,786,600
 4,000,000  California Educational Facilities Authority Rev. (University of Southern
              California), 5% due 10/1/2028. . . . . . . . . . . . . . . . . . . . . . .  Aa1/AA+       3,819,200
 1,825,000  California Housing Finance Agency Home Mortgage Rev.,
              6-34% due 2/1/2025*. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2/AA-       1,862,504
 4,000,000  California Pollution Control Financing Authority Rev. (Mobil Oil
              Corporation Project), 5-12% due 12/1/2029* . . . . . . . . . . . . . . . .  Aaa/AAA       4,064,360
 4,000,000  California State GOs, 5-38% due 10/1/2027. . . . . . . . . . . . . . . . . .  A1/A+         3,957,800
 3,780,000  California State Veterans' GOs, 5.70% due 12/1/2032* . . . . . . . . . . . .  A1/AA-        3,719,369
 3,000,000  California Statewide Communities Development Authority Certificates of
              Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023.  Aaa/AAA       2,896,500
 4,000,000  Contra Costa, CA Water District Rev., 5% due 10/1/2024 . . . . . . . . . . .  Aaa/AAA       3,863,720
 3,500,000  East Bay, CA Municipal Utility District Water System Rev.,
              5% due 6/1/2026. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       3,362,170
 2,500,000  Eastern Municipal Water District, CA Water and Sewer Rev.,
              6-34% due 7/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       2,982,900
 3,000,000  Fresno, CA Sewer System Rev., 514% due 9/1/2019. . . . . . . . . . . . . . .  Aaa/AAA       3,082,920
 4,000,000  Los Angeles, CA Department of Water & Power Water System Rev.,
              5-18% due 7/1/2041 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3/AA        3,783,240
 1,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023. . . . . .  A1/AA         1,015,570
 2,000,000  Metropolitan Water District of Southern California Waterworks GOs,
              4-34% due 3/1/2037 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       1,789,740


---------------
(*)  Pre-refunded security.
 * Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

--------------------------------------------------------------------------------

PORTFOLIOS OF INVESTMENTS (UNAUDITED)
March 31, 2002


CALIFORNIA QUALITY SERIES (continued)

   FACE                                                                                   RATINGS       MARKET
  AMOUNT    MUNICIPAL BONDS                                                              MOODY'S/S&P    VALUE
----------  ---------------------------------------------------------------------------  -----------  ----------
$3,000,000  Orange County, CA Local Transportation Authority (Measure M Sales
              Tax Rev.), 6% due 2/15/2009 . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA      $3,327,180
 1,000,000  Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015 . .  Aaa/AAA       1,078,820
 4,000,000  Regents of the University of California Rev. (Multiple Purpose Projects),
              5-38% due 9/1/2024. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       4,035,120
 4,000,000  Sacramento County, CA Sanitation Districts Financing Authority Rev.
              (Sacramento Regional County Sanitation District), 5% due 12/1/2027. . . .  Aaa/AAA       3,823,200
 1,000,000  Sacramento County, CA Sanitation Districts Financing Authority Rev.
              (Sacramento Regional County Sanitation District), 5-78% due 12/1/2027 . .  Aa3/AA        1,093,240
 4,250,000  San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
              5% due 7/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       4,058,410
 3,000,000  San Francisco, CA City and County Airports Commission Rev. (International
              Airport), 6.60% due 5/1/2024* . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       3,235,980
                                                                                                      ----------
TOTAL MUNICIPAL BONDS (Cost $71,824,978) -- 95.7% . . . . . . . . . . . . . . . . . . . . . . . .     72,820,793
VARIABLE RATE DEMAND NOTES (Cost $1,400,000) -- 1.8%. . . . . . . . . . . . . . . . . . . . . . .      1,400,000
OTHER ASSETS LESS LIABILITIES -- 2.5% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,878,446
                                                                                                      ----------
NET ASSETS -- 100.0%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $76,099,239
                                                                                                     ===========

FLORIDA SERIES

   FACE                                                                                    RATINGS     MARKET
  AMOUNT    MUNICIPAL BONDS                                                              MOODY'S/S&P    VALUE
----------  ---------------------------------------------------------------------------  -----------  ----------
$2,000,000  Broward County, FL Airport System Rev., 5-14% due 10/1/2026 . . . . . . . .  Aaa/AAA      $1,927,920
 1,000,000  Dade County, FL Aviation Rev., 6-18% due 10/1/2020* . . . . . . . . . . . .  Aaa/AAA       1,045,080
 2,000,000  Dade County, FL Public Improvement GOs, 5-34% due 10/1/2016 . . . . . . . .  Aaa/AAA       2,089,860
 1,750,000  Escambia County, FL Health Facilities Authority Rev. (Ascension Health
              Credit Group), 6% due 11/15/2031. . . . . . . . . . . . . . . . . . . . .  Aa2/AA        1,841,262
   895,000  Florida Housing Finance Agency Rev. (General Mortgage),
              6.20% due 6/1/2014* . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3/AA          924,580
   615,000  Florida Housing Finance Agency Rev. (Single Family Mortgage),
              6.55% due 7/1/2014* . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA         646,463
   800,000  Florida Housing Finance Agency Rev. (Homeowner Mortgage),
              6.35% due 7/1/2027. . . . . . . . . . . . . . . . . . . . . . . . . . . .  NR/AAA          825,496
   750,000  Florida Housing Finance Agency Rev. (Homeowner Mortgage),
              5.95% due 1/1/2032* . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA         763,425
 2,500,000  Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
              5-38% due 6/1/2027* . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       2,443,475
 2,500,000  Florida State Turnpike Authority Rev., 5-58% due 7/1/2025 . . . . . . . . .  Aaa/AAA       2,538,950
 2,000,000  Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
              5-14% due 10/1/2023*. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       1,934,940
 2,500,000  Hillsborough County, FL Aviation Authority Rev. (Tampa International
              Airport), 5-38% due 10/1/2023*. . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       2,457,750


---------------
(*)  Pre-refunded security.
*    Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.


                                       10

--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (UNAUDITED)
March 31, 2002


FLORIDA SERIES (continued)

   FACE                                                                                    RATINGS     MARKET
  AMOUNT    MUNICIPAL BONDS                                                              MOODY'S/S&P    VALUE
----------  ---------------------------------------------------------------------------  -----------  -----------
$2,000,000  Hillsborough County, FL School Board (Certificates of Participation),
              6% due 7/1/2025(*). . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       $2,227,240
 2,000,000  Jacksonville Electric Authority, FL Rev. (Electric System),
              5.10% due 10/1/2032 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2/AA         1,906,720
 2,000,000  Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
              5-58% due 10/1/2037 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3/A+         2,006,760
 1,000,000  Jacksonville, FL Port Authority Airport Rev., 6-14% due 10/1/2024*. . . . .  Aaa/AAA        1,059,570
 2,000,000  Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
              (Anheuser-Busch Project), 5-78% due 2/1/2036* . . . . . . . . . . . . . .  A1/A+          2,029,200
 2,000,000  Marion County, FL Hospital District Health System Rev. (Munroe Regional
              Health System), 5-58% due 10/1/2024 . . . . . . . . . . . . . . . . . . .  A2/NR          1,946,520
 2,000,000  Palm Beach County, FL School Board Certificates of Participation,
              5-18% due 8/1/2026. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA        1,944,300
 2,000,000  Polk County, FL Industrial Development Authority Solid Waste Disposal
              Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030*. .  Aa3/A-1        2,020,800
 2,000,000  Reedy Creek Improvement District, FL Utilities Rev., 5-18% due 10/1/2019. .  Aaa/AAA        1,971,580
 1,750,000  Tampa Bay, FL Regional Water Supply Utility System Authority Rev.,
              5-34% due 10/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA        1,930,513
                                                                                                      -----------
TOTAL MUNICIPAL BONDS (Cost $37,371,976) -- 96.9% . . . . . . . . . . . . . . . . . . . . . . . .      38,482,404
OTHER ASSETS LESS LIABILITIES -- 3.1% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,236,923
                                                                                                      -----------
NET ASSETS -- 100.0%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $39,719,327
                                                                                                      ===========


NORTH CAROLINA SERIES

   FACE                                                                                    RATINGS     MARKET
  AMOUNT    MUNICIPAL BONDS                                                              MOODY'S/S&P    VALUE
----------  ---------------------------------------------------------------------------  -----------  -----------
$1,250,000  Appalachian State University, NC Housing & Student Center System Rev.,
              5.60% due 7/15/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/NR       $1,301,925
 1,250,000  Asheville, NC Water System Rev., 5.70% due 8/1/2025 . . . . . . . . . . . .  Aaa/AAA       1,285,200
 2,000,000  Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev.,
              5-34% due 1/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3/AA        2,029,300
 1,000,000  Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law
              Enforcement Center Project), 5-38% due 6/1/2013 . . . . . . . . . . . . .  Aa1/AA+       1,017,260
 1,000,000  Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025 . . . . . . . . . . . .  Aa2/AA+       1,117,990
 1,000,000  Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017(*). . . . . . . . . . .  Aaa/AAA       1,071,030
 1,250,000  Charlotte, NC Water & Sewer System Rev., 5-14% due 6/1/2025 . . . . . . . .  Aa1/AAA       1,246,575
   250,000  City of Winston-Salem, NC Water & Sewer System Rev., 5-18% due 6/1/2028 . .  Aa2/AAA         243,790
 1,000,000  Concord, NC Utilities System Rev., 5% due 12/1/2022 . . . . . . . . . . . .  Aaa/AAA         966,170
 1,500,000  Fayetteville, NC Public Works Commission Rev., 5-18% due 3/1/2024 . . . . .  Aaa/AAA       1,468,035
 2,500,000  Martin County Industrial Facilities and Pollution Control Financing
              Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company Project),
              6% due 11/1/2025* . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Baa2/BBB      2,478,025

---------------
(*)  Pre-refunded security.
*    Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.


                                       11

--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (UNAUDITED)
March 31, 2002


NORTH CAROLINA SERIES (continued)

   FACE                                                                                    RATINGS     MARKET
  AMOUNT    MUNICIPAL BONDS                                                              MOODY'S/S&P    VALUE
----------  ---------------------------------------------------------------------------  -----------  -----------
$1,250,000  North Carolina Capital Facilities Finance Agency Rev.,
              (Duke University Project), 5-18% due 10/1/2041. . . . . . . . . . . . . .  Aa1/AA+      $1,189,988
   950,000  North Carolina Housing Finance Agency Rev. (Single Family),
              6-12% due 3/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2/AA          977,141
   970,000  North Carolina Housing Finance Agency Rev. (Home Ownership),
              6.40% due 7/1/2028* . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2/AA        1,007,190
 1,500,000  North Carolina Medical Care Commission Hospital Rev. (First Health of the
              Carolinas Project), 5% due 10/1/2028. . . . . . . . . . . . . . . . . . .  Aa3/AA-       1,392,255
 1,500,000  North Carolina Medical Care Commission Hospital Rev. (Gaston
              Health Care), 5% due 2/15/2029. . . . . . . . . . . . . . . . . . . . . .  A1/A+         1,367,865
 1,500,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
              5-34% due 1/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       1,524,390
 1,750,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
              5% due 1/1/2020++ . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       1,747,830
   690,000  Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016 . . . . . . . .  Aa1/AA          694,009
 1,250,000  University of North Carolina at Charlotte Rev. (Student Activity Center),
              5-12% due 6/1/2021. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa/AAA       1,266,725
 1,000,000  University of North Carolina at Chapel Hill Hospital Rev.,
              5-14% due 2/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .  A1/AA           963,060
 1,000,000  Wake County Industrial Facilities & Pollution Control Financing
              Authority Rev., NC (Carolina Power & Light), 5-38% due 2/1/2017 . . . . .  A3/BBB+         994,370
                                                                                                      -----------
TOTAL MUNICIPAL BONDS (Cost $26,814,448) -- 96.5% . . . . . . . . . . . . . . . . . . . . . . . .     27,350,123
TOTAL VARIABLE RATE DEMAND NOTES (Cost $1,100,000) -- 3.9%. . . . . . . . . . . . . . . . . . . .      1,100,000
OTHER ASSETS LESS LIABILITIES -- (0.4)% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (113,578)
                                                                                                      -----------
NET ASSETS -- 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $28,336,545
                                                                                                      ===========


---------------
++   Escrowed-to-maturity security.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
March 31, 2002


                                             CALIFORNIA    CALIFORNIA                    NORTH
                                             HIGH-YIELD     QUALITY       FLORIDA      CAROLINA
                                               SERIES        SERIES        SERIES       SERIES
                                            ------------  ------------  ------------  -----------
ASSETS:
Investments, at value
  (See Portfolios of Investments):
  Long-term holdings . . . . . . . . . . .  $50,750,176   $72,820,793   $38,482,404   $27,350,123
  Short-term holdings. . . . . . . . . . .           --     1,400,000            --     1,100,000
                                            ------------  ------------  ------------  -----------
                                             50,750,176    74,220,793    38,482,404    28,450,123
Cash . . . . . . . . . . . . . . . . . . .      121,266       927,771       712,186       210,387
Interest receivable. . . . . . . . . . . .      803,214     1,280,781       832,369       388,860
Expenses prepaid to shareholder
  service agent. . . . . . . . . . . . . .       10,062        11,672         6,037         4,427
Receivable for Shares of Beneficial
  Interest sold. . . . . . . . . . . . . .        8,500        34,259         4,454            --
Receivable for securities sold . . . . . .           --            --            --        96,071
Other. . . . . . . . . . . . . . . . . . .        5,743         5,053         5,523         3,941
                                            ------------  ------------  ------------  -----------
TOTAL ASSETS . . . . . . . . . . . . . . .   51,698,961    76,480,329    40,042,973    29,153,809
                                            ------------  ------------  ------------  -----------
LIABILITIES:
Dividends payable. . . . . . . . . . . . .       92,089       122,128        67,971        44,060
Payable for Shares of Beneficial Interest
  repurchased. . . . . . . . . . . . . . .       80,654       133,631       179,527       707,572
Payable to the Manager . . . . . . . . . .       18,019        32,899        11,823        12,395
Accrued expenses and other . . . . . . . .       80,226        92,432        64,325        53,237
                                            ------------  ------------  ------------  -----------
TOTAL LIABILITIES. . . . . . . . . . . . .      270,988       381,090       323,646       817,264
                                            ------------  ------------  ------------  -----------
NET ASSETS . . . . . . . . . . . . . . . .  $51,427,973   $76,099,239   $39,719,327   $28,336,545
                                            ============  ============  ============  ===========

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
  Class A. . . . . . . . . . . . . . . . .  $     6,692   $    10,799   $     4,581   $     3,127
  Class C. . . . . . . . . . . . . . . . .          530           457           353           348
  Class D. . . . . . . . . . . . . . . . .          826           274           223           178
Additional paid-in capital . . . . . . . .   51,550,494    75,166,749    38,583,572    27,715,149
Undistributed net investment income. . . .       90,828       152,662        41,983        47,062
Undistributed/accumulated net
  realized gain (loss) . . . . . . . . . .     (117,964)     (227,517)      (21,813)       35,006
Net unrealized appreciation
  of investments . . . . . . . . . . . . .     (103,433)      995,815     1,110,428       535,675
                                            ------------  ------------  ------------  -----------
NET ASSETS . . . . . . . . . . . . . . . .  $51,427,973   $76,099,239   $39,719,327   $28,336,545
                                            ============  ============  ============  ===========

NET ASSETS:
  Class A. . . . . . . . . . . . . . . . .  $42,753,987   $71,295,570   $35,272,291   $24,261,360
  Class C. . . . . . . . . . . . . . . . .  $ 3,390,588   $ 3,005,274   $ 2,725,138   $ 2,697,237
  Class D. . . . . . . . . . . . . . . . .  $ 5,283,398   $ 1,798,395   $ 1,721,898   $ 1,377,948

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Unlimited shares
  authorized; $0.001 par value):
  Class A. . . . . . . . . . . . . . . . .    6,691,519    10,799,361     4,580,544     3,127,352
  Class C. . . . . . . . . . . . . . . . .      530,066       457,163       353,233       348,015
  Class D. . . . . . . . . . . . . . . . .      825,954       273,559       223,190       177,800

NET ASSET VALUE PER SHARE:
CLASS A. . . . . . . . . . . . . . . . . .  $      6.39   $      6.60   $      7.70   $      7.76
CLASS C. . . . . . . . . . . . . . . . . .  $      6.40   $      6.57   $      7.71   $      7.75
CLASS D. . . . . . . . . . . . . . . . . .  $      6.40   $      6.57   $      7.71   $      7.75


---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended March 31, 2002


                                          CALIFORNIA    CALIFORNIA                  NORTH
                                          HIGH-YIELD     QUALITY       FLORIDA     CAROLINA
                                            SERIES        SERIES       SERIES       SERIES
                                         ------------  ------------  -----------  ----------
INVESTMENT INCOME:
INTEREST. . . . . . . . . . . . . . . .  $ 1,488,269   $ 2,083,289   $1,087,365   $ 783,767
                                         ------------  ------------  -----------  ----------
EXPENSES:
Management fees . . . . . . . . . . . .      140,207       202,932      100,394      73,790
Distribution and service fees . . . . .       71,428        63,891       67,223      51,029
Shareholder account services. . . . . .       48,720        59,114       32,577      22,923
Custody and related services. . . . . .       11,787         9,771        8,855       6,676
Auditing and legal fees . . . . . . . .       11,689        15,943       10,041       6,627
Registration. . . . . . . . . . . . . .       11,494         7,528        5,850       7,600
Shareholder reports and communications.        6,019         6,930        3,725       5,743
Trustees' fees and expenses . . . . . .        4,019         4,366        3,163       2,822
Miscellaneous . . . . . . . . . . . . .        1,809         2,128        1,610       1,475
                                         ------------  ------------  -----------  ----------
TOTAL EXPENSES BEFORE REIMBURSEMENT . .      307,172       372,603      233,438     178,685
Reimbursement of expenses . . . . . . .      (28,041)           --      (30,117)         --
                                         ------------  ------------  -----------  ----------
TOTAL EXPENSES AFTER REIMBURSEMENT. . .      279,131       372,603      203,321     178,685
                                         ------------  ------------  -----------  ----------
NET INVESTMENT INCOME . . . . . . . . .    1,209,138     1,710,686      884,044     605,082
                                         ------------  ------------  -----------  ----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments      (62,965)      (67,533)         901      36,811
Net change in unrealized appreciation
  (depreciation) of investments . . . .   (1,724,213)   (2,866,322)    (920,691)   (506,135)
                                         ------------  ------------  -----------  ----------
NET LOSS ON INVESTMENTS . . . . . . . .   (1,787,178)   (2,933,855)    (919,790)   (469,324)
                                         ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS . . . . . . . . . . .  $  (578,040)  $(1,223,169)  $  (35,746)  $ 135,758
                                         ============  ============  ===========  ==========


---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS



                                             CALIFORNIA HIGH-YIELD SERIES   CALIFORNIA QUALITY SERIES
                                             ----------------------------  ----------------------------
                                              SIX MONTHS     SIX MONTHS
                                                 ENDED          YEAR           ENDED          YEAR
                                                3/31/02         ENDED         3/31/02         ENDED
                                              (unaudited)      9/30/01      (unaudited)      9/30/01
                                             -------------  -------------  -------------  -------------
OPERATIONS:
Net investment income . . . . . . . . . . .  $  1,209,138   $  2,461,059   $  1,710,686   $  3,499,802
Net realized gain (loss) on investments . .       (62,965)       286,437        (67,533)       781,283
Net change in unrealized appreciation
  (depreciation) of investments . . . . . .    (1,724,213)     2,051,481     (2,866,322)     3,738,304
                                             -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS . . . . . . . . . . . . .      (578,040)     4,798,977     (1,223,169)     8,019,389
                                             -------------  -------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A . . . . . . . . . . . . . . . . .    (1,040,793)    (2,144,922)    (1,609,703)    (3,339,899)
  Class C . . . . . . . . . . . . . . . . .       (61,632)       (96,619)       (35,980)       (32,132)
  Class D . . . . . . . . . . . . . . . . .       (99,370)      (215,139)       (42,645)      (120,773)
Net realized long-term gain on investments:
  Class A . . . . . . . . . . . . . . . . .      (136,035)            --       (669,363)      (207,155)
  Class C . . . . . . . . . . . . . . . . .        (9,158)            --        (17,701)          (745)
  Class D . . . . . . . . . . . . . . . . .       (15,440)            --        (28,044)       (10,501)
                                             -------------  -------------  -------------  -------------
DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS. . . . . . . . . . . .    (1,362,428)    (2,456,680)    (2,403,436)    (3,711,205)
                                             -------------  -------------  -------------  -------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares . . . . .     1,842,251     10,577,339     12,366,357      8,154,031
Investment of dividends . . . . . . . . . .       679,958      1,427,898        765,897      1,728,514
Exchanged from associated Funds . . . . . .     3,032,382     12,062,472        638,252      5,399,413
Shares issued in payment of
  gain distributions. . . . . . . . . . . .       117,872             --        460,051        131,480
                                             -------------  -------------  -------------  -------------
Total . . . . . . . . . . . . . . . . . . .     5,672,463     24,067,709     14,230,557     15,413,438
                                             -------------  -------------  -------------  -------------
Cost of shares repurchased. . . . . . . . .    (2,819,910)    (6,929,628)   (13,049,051)   (13,328,755)
Exchanged into associated Funds . . . . . .    (8,953,835)   (15,352,426)    (1,336,843)    (1,286,504)
                                             -------------  -------------  -------------  -------------
Total . . . . . . . . . . . . . . . . . . .   (11,773,745)   (22,282,054)   (14,385,894)   (14,615,259)
                                             -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS . . . . .    (6,101,282)     1,785,655       (155,337)       798,179
                                             -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS . . . . .    (8,041,750)     4,127,952     (3,781,942)     5,106,363

NET ASSETS:
Beginning of period . . . . . . . . . . . .    59,469,723     55,341,771     79,881,181     74,774,818
                                             -------------  -------------  -------------  -------------
END OF PERIOD . . . . . . . . . . . . . . .  $ 51,427,973   $ 59,469,723   $ 76,099,239   $ 79,881,181
                                             =============  =============  =============  =============


---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                   FLORIDA SERIES          NORTH CAROLINA SERIES
                                             --------------------------  --------------------------
                                              SIX MONTHS                 SIX MONTHS
                                                ENDED          YEAR         ENDED          YEAR
                                               3/31/02        ENDED        3/31/02        ENDED
                                             (unaudited)     9/30/01     (unaudited)     9/30/01
                                             ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income . . . . . . . . . . .  $   884,044   $ 1,844,683   $   605,082   $ 1,203,828
Net realized gain (loss) on investments . .          901         8,324        36,811       100,861
Net change in unrealized appreciation
  (depreciation) of investments . . . . . .     (920,691)    2,119,259      (506,135)    1,236,670
                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS . . . . . . . . . . . . .      (35,746)    3,972,266       135,758     2,541,359
                                             ------------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A . . . . . . . . . . . . . . . . .     (816,220)   (1,723,855)     (532,088)   (1,095,992)
  Class C . . . . . . . . . . . . . . . . .      (44,608)      (54,266)      (43,132)      (53,114)
  Class D . . . . . . . . . . . . . . . . .      (33,735)      (66,562)      (24,746)      (50,720)
Net realized long-term gain on investments:
  Class A . . . . . . . . . . . . . . . . .           --      (125,082)      (22,817)      (77,096)
  Class C . . . . . . . . . . . . . . . . .           --        (2,517)       (2,204)       (1,858)
  Class D . . . . . . . . . . . . . . . . .           --        (5,634)       (1,347)       (3,847)
                                             ------------  ------------  ------------  ------------
DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS. . . . . . . . . . . .     (894,563)   (1,977,916)     (626,334)   (1,282,627)
                                             ------------  ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares . . . . .    2,264,755     6,347,942     2,333,432     3,500,181
Investment of dividends . . . . . . . . . .      386,987       832,310       321,121       651,517
Exchanged from associated Funds . . . . . .    1,838,845     4,184,440     1,301,970     1,091,287
Shares issued in payment of
  gain distributions. . . . . . . . . . . .           --        78,819        18,346        59,343
                                             ------------  ------------  ------------  ------------
Total . . . . . . . . . . . . . . . . . . .    4,490,587    11,443,511     3,974,869     5,302,328
                                             ------------  ------------  ------------  ------------
Cost of shares repurchased. . . . . . . . .   (2,701,266)   (6,647,822)   (2,324,310)   (3,805,367)
Exchanged into associated Funds . . . . . .   (1,919,390)   (3,121,224)   (2,124,416)     (235,442)
                                             ------------  ------------  ------------  ------------
Total . . . . . . . . . . . . . . . . . . .   (4,620,656)   (9,769,046)   (4,448,726)   (4,040,809)
                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS . . . . .     (130,069)    1,674,465      (473,857)    1,261,519
                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS . . . . .   (1,060,378)    3,668,815      (964,433)    2,520,251

NET ASSETS:
Beginning of period . . . . . . . . . . . .   40,779,705    37,110,890    29,300,978    26,780,727
                                             ------------  ------------  ------------  ------------
END OF PERIOD . . . . . . . . . . . . . . .  $39,719,327   $40,779,705   $28,336,545   $29,300,978
                                             ============  ============  ============  ============


---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1.   MULTIPLE CLASSES OF SHARES -- Seligman Municipal Series Trust (the
"Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. SECURITY VALUATION -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.   FEDERAL TAXES -- There is no provision for federal income tax. Each
     Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

d. MULTIPLE CLASS ALLOCATIONS -- Each Series' income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2002, distribution and service fees were the only class-specific expenses.

e. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Series of the Trust.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002, were as follows:

       SERIES                    PURCHASES           SALES
-----------------------     ------------------    ------------
California High-Yield           $5,179,812         $3,376,050
California Quality               2,924,970          4,718,131
Florida                                 --            560,770
North Carolina                   2,193,900          2,048,943

     At March 31, 2002, the tax basis cost of investments for federal income tax purposes of California High-Yield, Florida, and North Carolina Series was less that the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes and greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales for California Quality Series. The tax basis cost and gross unrealized appreciation and depreciation of portfolio securities were as follows:

                                            TOTAL          TOTAL
                             TAX          UNREALIZED     UNREALIZED
     SERIES               BASIS COST     APPRECIATION   DEPRECIATION
---------------------    ------------  ---------------  --------------
California High-Yield     $50,765,999     $1,172,446      $1,188,269
California Quality         73,237,524      2,080,689       1,097,420
Florida                    37,312,387      1,321,151         151,134
North Carolina             27,872,064        742,221         164,162

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets. The Manager, at its discretion, agreed to waive a portion of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



its fees, for the six months ended March 31, 2002 to limit the per annum fee of California High-Yield Series and Florida Series to 0.40% and 0.35%, respectively.

     Seligman Advisors, Inc. (the Distributor), agent for the distribution of each Series shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

                         DISTRIBUTOR    DEALER
  SERIES                 CONCESSIONS  COMMISSIONS
----------               -----------  ------------
California  High-Yield   $     3,058  $     26,866
California  Quality            4,979        45,412
Florida                        4,720        37,954
North  Carolina                1,159        12,581

     The Trust has an Administration, Shareholder Services and Distribution Plan (the Plan) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the six months ended March 31, 2002, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated $26,245, $41,023, $46,435, and $31,194, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

     Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 2002, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

 SERIES                  CLASS C    CLASS D
--------                ---------  ---------
California  High-Yield  $  17,291  $  27,892
California  Quality        10,457     12,411
Florida                    11,832      8,956
North  Carolina            12,605      7,230

     The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the six months ended March 31, 2002, such charges amounted to $3,339 for California High-Yield Series, $50,656 for California Quality Series, $2,045 for Florida Series, and $3,463 for North Carolina Series.

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2002, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

                                       DISTRIBUTION AND
  SERIES                 COMMISSIONS     SERVICE FEES
----------              -------------  ----------------
California  High-Yield  $         857  $          2,466
California  Quality               778             1,669
Florida                           540             2,009
North  Carolina                 2,195             1,264

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Trust at cost for shareholder account services in accordance with a methodology approved by the Trusts Trustees the following amounts:

  SERIES
----------
California  High-Yield                 $  48,720
California  Quality                       59,114
Florida                                   32,577
North  Carolina                           22,923

     Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Funds net assets, stockholder transaction volume and number of stockholder accounts.

     The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in trustees fees and expenses, and the accumulated balances thereof at March 31, 2002, are included in accrued expenses and other liabilities as follows:

  SERIES
----------
California  High-Yield                 $  14,984
California  Quality                       15,153
Florida                                    8,624
North  Carolina                            6,885

5. COMMITTED LINE OF CREDIT The Trust is a participant in a joint $825 million committed line of credit that is shared by substantially all open-end funds in the Seligman

--------------------------------------------------------------------------------
NOTES  TO  FINANCIAL  STATEMENTS  (UNAUDITED)



Group of Investment Companies. Each Series borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2002, but is renewable annually with the consent of the participating banks. For the six months ended March 31 2002, the Trust did not borrow from the credit facility.

6. CHANGE IN ACCOUNTING PRINCIPLE As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in increases to cost of investments and undistributed net investment income and corresponding decreases in net unrealized appreciation, based on securities held by the Fund on September 30, 2001, as follows:

  SERIES
----------
California  High-Yield                 $  79,106
California  Quality                      123,306
Florida                                   52,502
North  Carolina                           37,944

The effects of this change for the six months ended March 31, 2002 (for financial reporting purposes only), were as follows:

                                       DECREASE       DECREASE
                         INCREASE       IN NET         IN NET
                          IN NET       REALIZED      CHANGE  IN
                        INVESTMENT  GAIN (LOSS) ON   UNREALIZED
  SERIES                  INCOME     INVESTMENTS    APPRECIATION
----------              ----------  --------------  ------------
California  High-Yield  $   11,829  $        3,325  $      8,504
California  Quality         16,642           3,334        13,307
Florida                      7,097              10         7,087
North  Carolina              7,932           3,492         4,440

     The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------

NOTES  TO  FINANCIAL  STATEMENTS



7. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST Transactions in Shares of
Beneficial Interest were as follows:

                                                                         CLASS A
                                                 ------------------------------------------------------
                                                       SIX MONTHS ENDED              YEAR ENDED
                                                      3/31/02 (unaudited)             9/30/01
                                                 --------------------------  --------------------------
CALIFORNIA HIGH-YIELD SERIES                       SHARES        AMOUNT        SHARES        AMOUNT
                                                 -----------  -------------  -----------  -------------
Net proceeds from sales of shares . . . . . . .     169,054   $  1,111,239    1,325,779   $  8,601,871
Investment of dividends . . . . . . . . . . . .      88,583        579,950      186,678      1,209,244
Exchanged from associated Funds . . . . . . . .     458,454      2,993,542    1,688,596     11,121,114
Shares issued in payment of gain distributions.      14,874         98,616            -              -
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .     730,965      4,783,347    3,201,053     20,932,229
                                                 -----------  -------------  -----------  -------------
Cost of shares repurchased. . . . . . . . . . .    (299,538)    (1,967,192)    (865,892)    (5,563,407)
Exchanged into associated Funds . . . . . . . .  (1,321,330)    (8,682,808)  (2,320,598)   (15,009,996)
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .  (1,620,868)   (10,650,000)  (3,186,490)   (20,573,403)
                                                 -----------  -------------  -----------  -------------
Increase (decrease) . . . . . . . . . . . . . .    (889,903)  $ (5,866,653)      14,563   $    358,826
                                                 ===========  =============  ===========  =============

                                                                         CLASS A
                                                 ------------------------------------------------------
                                                       SIX MONTHS ENDED              YEAR ENDED
                                                      3/31/02 (unaudited)             9/30/01
                                                 --------------------------  --------------------------
CALIFORNIA QUALITY SERIES                          SHARES        AMOUNT        SHARES        AMOUNT
                                                 -----------  -------------  -----------  -------------
Net proceeds from sales of shares . . . . . . .   1,555,975   $ 10,671,255      962,924   $  6,467,309
Investment of dividends . . . . . . . . . . . .     107,593        735,118      249,013      1,676,696
Exchanged from associated Funds . . . . . . . .      92,235        626,606      784,470      5,191,509
Shares issued in payment of gain distributions.      64,258        442,096       19,299        126,791
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .   1,820,061     12,475,075    2,015,706     13,462,305
                                                 -----------  -------------  -----------  -------------
Cost of shares repurchased. . . . . . . . . . .  (1,659,093)   (11,217,873)  (1,881,787)   (12,617,418)
Exchanged into associated Funds . . . . . . . .    (170,085)    (1,149,586)    (182,786)    (1,240,930)
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .  (1,829,178)   (12,367,459)  (2,064,573)   (13,858,348)
                                                 -----------  -------------  -----------  -------------
Increase (decrease) . . . . . . . . . . . . . .      (9,117)  $    107,616      (48,867)  $   (396,043)
                                                 ===========  =============  ===========  =============

                                                                         CLASS A
                                                 ------------------------------------------------------
                                                       SIX MONTHS ENDED              YEAR ENDED
                                                      3/31/02 (unaudited)             9/30/01
                                                 --------------------------  --------------------------
FLORIDA SERIES                                     SHARES        AMOUNT        SHARES        AMOUNT
                                                 -----------  -------------  -----------  -------------
Net proceeds from sales of shares . . . . . . .     187,317   $  1,458,949      613,830   $  4,778,729
Investment of dividends . . . . . . . . . . . .      46,127        360,920      101,272        785,909
Exchanged from associated Funds . . . . . . . .     232,333      1,799,151      469,447      3,654,793
Shares issued in payment of gain distributions.           -              -        9,906         74,470
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .     465,777      3,619,020    1,194,455      9,293,901
                                                 -----------  -------------  -----------  -------------
Cost of shares repurchased. . . . . . . . . . .    (299,192)    (2,340,706)    (843,754)    (6,546,235)
Exchanged into associated Funds . . . . . . . .    (241,247)    (1,873,536)    (366,369)    (2,865,067)
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .    (540,439)    (4,214,242)  (1,210,123)    (9,411,302)
                                                 -----------  -------------  -----------  -------------
Increase (decrease) . . . . . . . . . . . . . .     (74,662)  $   (595,222)     (15,668)  $   (117,401)
                                                 ===========  =============  ===========  =============

                                                                         CLASS A
                                                 ------------------------------------------------------
                                                       SIX MONTHS ENDED              YEAR ENDED
                                                      3/31/02 (unaudited)             9/30/01
                                                 --------------------------  --------------------------
NORTH CAROLINA SERIES                              SHARES        AMOUNT        SHARES        AMOUNT
                                                 -----------  -------------  -----------  -------------
Net proceeds from sales of shares . . . . . . .     204,654   $  1,604,003      174,615   $  1,349,864
Investment of dividends . . . . . . . . . . . .      37,254        292,346       75,268        585,049
Exchanged from associated Funds . . . . . . . .     157,559      1,241,620       52,748        413,182
Shares issued in payment of gain distributions.       1,984         15,631        7,187         54,399
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .     401,451      3,153,600      309,818      2,402,494
                                                 -----------  -------------  -----------  -------------
Cost of shares repurchased. . . . . . . . . . .    (266,713)    (2,086,231)    (344,797)    (2,679,347)
Exchanged into associated Funds . . . . . . . .    (269,628)    (2,124,416)     (14,699)      (113,687)
                                                 -----------  -------------  -----------  -------------
Total . . . . . . . . . . . . . . . . . . . . .    (536,341)    (4,210,647)    (359,496)    (2,793,034)
                                                 -----------  -------------  -----------  -------------
Increase (decrease) . . . . . . . . . . . . . .    (134,890)  $ (1,057,047)     (49,678)  $   (390,540)
                                                 ===========  =============  ===========  =============

--------------------------------------------------------------------------------

                  CLASS C                                          CLASS D
---------------------------------------------  ------------------------------------------------
  SIX MONTHS ENDED         YEAR ENDED             SIX MONTHS ENDED           YEAR ENDED
 3/31/02 (unaudited)         9/30/01             3/31/02 (unaudited)           9/30/01
---------------------  ----------------------  -----------------------  -----------------------
 SHARES     AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 85,207   $  558,427    278,750   $1,802,312     26,279   $   172,585     26,707   $   173,156
  5,773       37,790      9,247       60,058      9,515        62,218     24,475       158,596
      -            -     38,017      245,319      5,856        38,840    107,139       696,039
  1,061        7,042          -            -      1,839        12,214          -             -
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 92,041      603,259    326,014    2,107,689     43,489       285,857    158,321     1,027,791
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(58,284)    (380,449)   (71,126)    (456,282)   (71,836)     (472,269)  (140,398)     (909,939)
      -            -     (2,512)     (16,359)   (40,675)     (271,027)   (50,539)     (326,071)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(58,284)    (380,449)   (73,638)    (472,641)  (112,511)     (743,296)  (190,937)   (1,236,010)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 33,757   $  222,810    252,376   $1,635,048    (69,022)  $  (457,439)   (32,616)  $  (208,219)
========  ===========  =========  ===========  =========  ============  =========  ============

                  CLASS C                                          CLASS D
---------------------------------------------  ------------------------------------------------
  SIX MONTHS ENDED         YEAR ENDED             SIX MONTHS ENDED           YEAR ENDED
 3/31/02 (unaudited)         9/30/01             3/31/02 (unaudited)           9/30/01
---------------------  ----------------------  -----------------------  -----------------------
 SHARES     AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
238,179   $1,596,974    239,003   $1,620,393     14,461   $    98,128      9,744   $    66,329
  2,508       16,974      1,934       12,551      2,036        13,805      5,862        39,267
    345        2,388     18,706      125,793      1,361         9,258     12,419        82,111
  1,352        9,277         92          602      1,265         8,678        625         4,087
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
242,384    1,625,613    259,735    1,759,339     19,123       129,869     28,650       191,794
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(41,014)    (280,544)    (6,160)     (41,689)  (231,707)   (1,550,634)  (100,080)     (669,648)
(27,776)    (187,257)    (1,284)      (8,694)         -             -     (5,306)      (36,880)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(68,790)    (467,801)    (7,444)     (50,383)  (231,707)   (1,550,634)  (105,386)     (706,528)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
173,594   $1,157,812    252,291   $1,708,956   (212,584)  $(1,420,765)   (76,736)  $  (514,734)
========  ===========  =========  ===========  =========  ============  =========  ============

                  CLASS C                                          CLASS D
---------------------------------------------  ------------------------------------------------
  SIX MONTHS ENDED         YEAR ENDED             SIX MONTHS ENDED           YEAR ENDED
 3/31/02 (unaudited)         9/30/01             3/31/02 (unaudited)           9/30/01
---------------------  ----------------------  -----------------------  -----------------------
 SHARES     AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 96,036   $  750,841    172,015   $1,348,858      6,970   $    54,965     28,547   $   220,355
  1,854       14,526      1,417       11,091      1,473        11,541      4,543        35,310
      -            -     48,385      383,855      5,013        39,694     19,017       145,792
      -            -         86          647          -             -        492         3,702
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 97,890      765,367    221,903    1,744,451     13,456       106,200     52,599       405,159
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(26,694)    (207,588)       (91)        (700)   (19,570)     (152,972)   (12,864)     (100,887)
 (5,924)     (45,854)   (27,073)    (213,058)         -             -     (5,512)      (43,099)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(32,618)    (253,442)   (27,164)    (213,758)   (19,570)     (152,972)   (18,376)     (143,986)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 65,272   $  511,925    194,739   $1,530,693     (6,114)  $   (46,772)    34,223   $   261,173
========  ===========  =========  ===========  =========  ============  =========  ============

                  CLASS C                                          CLASS D
---------------------------------------------  ------------------------------------------------
  SIX MONTHS ENDED         YEAR ENDED             SIX MONTHS ENDED           YEAR ENDED
 3/31/02 (unaudited)         9/30/01             3/31/02 (unaudited)           9/30/01
---------------------  ----------------------  -----------------------  -----------------------
 SHARES     AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 92,374   $  727,619    270,024   $2,111,346        230   $     1,810      5,109   $    38,971
  2,345       18,379      5,221       40,655      1,326        10,396      3,327        25,813
  7,663       60,350     29,892      230,158          -             -     58,028       447,947
    201        1,581        246        1,858        144         1,134        409         3,086
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
102,583      807,929    305,383    2,384,017      1,700        13,340     66,873       515,817
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(14,682)    (113,979)  (117,442)    (934,840)   (15,976)     (124,100)   (24,860)     (191,180)
      -            -          -            -          -             -    (15,731)     (121,755)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
(14,682)    (113,979)  (117,442)    (934,840)   (15,976)     (124,100)   (40,591)     (312,935)
--------  -----------  ---------  -----------  ---------  ------------  ---------  ------------
 87,901   $  693,950    187,941   $1,449,177    (14,276)  $  (110,760)    26,282   $   202,882
========  ===========  =========  ===========  =========  ============  =========  ============

--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS

     The tables below are intended to help you understand the financial performance of each Class of each Series for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

CALIFORNIA  HIGH-YIELD  SERIES

CALIFORNIA HIGH-YIELD SERIES

                                                                 CLASS A                                      CLASS C
                                   ---------------------------------------------------------  ------------------------------------
                                    SIX MONTHS                                                SIX MONTHS    YEAR ENDED
                                    ENDED                YEAR ENDED SEPTEMBER 30,               ENDED      SEPTEMBER 30,  5/27/99*
                                    3/31/02      -------------------------------------------   3/31/02   ----------------    TO
PER SHARE DATA:                    (unaudited)    2001      2000      1999     1998    1997  (unaudited) 2001     2000    9/30/99*
                                   ------------  -------   -------  -------  -------  ------   -------  -------  -------  ---------
NET ASSET VALUE,
BEGINNING OF PERIOD . . . . . . .        $6.63     $6.33   $6.28   $6.80     $6.61    $6.50    $6.64    $6.34    $6.29    $6.62
                                   ------------  -------   -------  -------  -------  -------  -------  -------  -------  ---------
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income oo. . . . .         0.15      0.30    0.32     0.31     0.32     0.34     0.12     0.25     0.27     0.09
Net realized and unrealized gain
  (loss) on investments oo  . . .        (0.22)     0.30    0.13    (0.50)    0.22     0.20    (0.22)    0.30     0.13    (0.33)
                                   ------------  -------   -------  -------  -------  -------  -------  -------  -------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS. . . . . . . . . . .        (0.07)     0.60    0.45    (0.19)    0.54     0.54    (0.10)    0.55     0.40    (0.24)
                                   ------------  -------   -------  -------  -------  -------  -------  -------  -------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment
  income. . . . . . . . . . . . .        (0.15)    (0.30)  (0.32)   (0.31)   (0.32)   (0.34)   (0.12)   (0.25)   (0.27)   (0.09)
Distributions from net realized
  capital gain. . . . . . . . . .        (0.02)      -     (0.08)   (0.02)   (0.03)   (0.09)   (0.02)       -    (0.08)       -
                                   ------------  -------   -------  -------  -------  -------  -------  -------  -------  ---------
TOTAL DISTRIBUTIONS . . . . . . .        (0.17)   (0.30)   (0.40)   (0.33)   (0.35)   (0.43)   (0.14)   (0.25)   (0.35)   (0.09)
                                   ------------  -------   -------  -------  -------  -------  -------  -------  -------  ---------
NET ASSET VALUE, END OF PERIOD. .       $ 6.39   $ 6.63   $ 6.33   $ 6.28   $ 6.80   $ 6.61   $ 6.40   $ 6.64   $ 6.34    $6.29
                                   ============  =======   =======  =======  =======  =======  =======  =======  =======  =========
TOTAL RETURN:                          (1.19)%    9.74%    7.49%  (2.82)%    8.45%    8.74%  (1.61)%    8.74%    6.53%    (3.79)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000s omitted). . . . . . . . .      $42,754  $50,239  $47,915  $57,807  $58,374  $52,883   $3,391   $3,293   $1,546     $1,041
Ratio of expenses to average
  net assets. . . . . . . . . . .       0.85%+    0.70%    0.71%    0.84%    0.82%    0.87%    1.75%+   1.60%    1.61%      1.72%+
Ratio of net income to average
  net assets oo . . . . . . . . .       4.47%+    4.69%    5.23%    4.71%    4.81%    5.26%    3.57%+   3.79%    4.33%      3.95%+
Portfolio turnover rate . . . . .       6.45%     2.95%    5.20%   27.61%   10.75%   22.42%    6.45%    2.95%    5.20%     27.61%++
Without expense reimbursement:**
Ratio of expenses to average
  net assets. . . . . . . . . . .       0.95%+    0.95%    0.91%                               1.85%+   1.85%    1.81%
Ratio of net income to average
  net assets oo . . . . . . . . .       4.37%+    4.44%    5.04%                               3.47%+   3.54%+    4.13%

---------------
See footnotes on page 27.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CALIFORNIA HIGH-YIELD SERIES (continued)

                                                                           CLASS D
                                                 -----------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED SEPTEMBER 30,
                                                   3/31/02     ---------------------------------------------
PER SHARE DATA:                                  (unaudited)     2001     2000      1999     1998     1997
                                                 ------------  --------  -------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD             $      6.64   $  6.34   $ 6.29   $  6.80   $ 6.61   $ 6.51
                                                 ------------  --------  -------  --------  -------  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(*)(*)                             0.12      0.25     0.27      0.25     0.26     0.28
Net realized and unrealized gain (loss)
  on investments(*)(*)                                 (0.22)     0.30     0.13     (0.49)    0.22     0.19
                                                 ------------  --------  -------  --------  -------  -------
TOTAL FROM INVESTMENT OPERATIONS                       (0.10)     0.55     0.40     (0.24)    0.48     0.47
                                                 ------------  --------  -------  --------  -------  -------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (0.12)    (0.25)   (0.27)    (0.25)   (0.26)   (0.28)
Distributions from net realized capital gain           (0.02)       --    (0.08)    (0.02)   (0.03)   (0.09)
                                                 ------------  --------  -------  --------  -------  -------
TOTAL DISTRIBUTIONS                                    (0.14)    (0.25)   (0.35)    (0.27)   (0.29)   (0.37)
                                                 ------------  --------  -------  --------  -------  -------
NET ASSET VALUE, END OF PERIOD                   $      6.40   $  6.64   $ 6.34   $  6.29   $ 6.80   $ 6.61
                                                 ============  ========  =======  ========  =======  =======
TOTAL RETURN:                                         (1.61)%     8.74%    6.53%   (3.54)%    7.47%    7.60%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)         $     5,283   $ 5,938   $5,880   $ 7,658   $6,393   $3,320
Ratio of expenses to average net assets                1.75%+     1.60%    1.61%     1.74%    1.73%    1.77%
Ratio of net income to average net assets(*)(*)        3.57%+     3.79%    4.33%     3.81%    3.90%    4.36%
Portfolio turnover rate                                6.45%      2.95%+   5.20%    27.61%   10.75%   22.42%
Without expense reimbursement:**
Ratio of expenses to average net assets                1.85%+     1.85%    1.81%
Ratio of net income to average net assets(*)(*)        3.47%+     3.54%    4.13%

---------------
See footnotes on page 27.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


CALIFORNIA QUALITY SERIES

                                                                 CLASS A                          CLASS C
                                   --------------------------------------------------  ------------------------------------
                                 SIX MONTHS                                            SIX MONTHS    YEAR ENDED
                                    ENDED             YEAR ENDED SEPTEMBER 30,            ENDED     SEPTEMBER 30,  5/27/99*
                                   3/31/02     --------------------------------------    3/31/02   --------------    TO
PER SHARE DATA:                 (unaudited)  2001      2000    1999     1998     1997  (unaudited)  2001    2000   9/30/99*
                                   --------  --------  -----  --------  -------  ------  --------  -------  -----  --------
NET ASSET VALUE,
BEGINNING OF PERIOD                $6.90     $6.53     $6.42  $7.21     $6.99    $6.75   $6.88     $6.51    $6.40    $6.75
                                   --------  --------  -----  --------  -------  ------  --------  -------  -----    -----
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income(*)(*)         0.14      0.30      0.30   0.31      0.33     0.34    0.12      0.24     0.25     0.09
Net realized and unrealized gain
  (loss) on investments(*)(*)      (0.24)     0.39      0.18  (0.56)     0.25     0.24   (0.25)     0.39     0.18    (0.35)
                                   --------  --------  -----  --------  -------  ------  --------  -------  -----    -----
TOTAL FROM INVESTMENT
  OPERATIONS                       (0.10)     0.69      0.48  (0.25)     0.58     0.58   (0.13)     0.63     0.43    (0.26)
                                   --------  --------  -----  --------  -------  ------  --------  -------  -----    -----
LESS DISTRIBUTIONS:
Dividends from net investment
  income                           (0.14)    (0.30)    (0.30) (0.31)    (0.33)   (0.34)  (0.12)    (0.24)   (0.25)   (0.09)
Distributions from net realized
  capital gain                     (0.06)    (0.02)    (0.07) (0.23)    (0.03)      --   (0.06)    (0.02)   (0.07)      --
                                   --------  --------  -----  --------  -------  ------  --------  -------  -----    -----
TOTAL DISTRIBUTIONS                (0.20)    (0.32)    (0.37) (0.54)    (0.36)   (0.34)  (0.18)    (0.26)   (0.32)   (0.09)
                                   --------  --------  -----  --------  -------  ------  --------  -------  -----    -----
NET ASSET VALUE, END OF PERIOD     $6.60    $ 6.90    $ 6.53  $6.42     $7.21    $6.99   $6.57     $6.88    $6.51    $6.40
                                   --------  --------  -----  --------  -------  ------  --------  -------  -----    -----
                                   ========  ========  =====  ========  =======  ======  ========  =======  =====    =====
TOTAL RETURN:                      (1.49)%   10.72%    7.95%  (3.68)%    8.67%    8.87%  (2.03)%    9.81%    7.00%   (4.04)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000s omitted)                   $71,296  $74,585  $70,905  $74,793  $87,522  $86,992  $ 3,005  $ 1,952  $   204  $  10
Ratio of expenses to average
  net assets                        0.87%+    0.87%    0.87%    0.82%    0.77%    0.82%   1.77%+    1.77%    1.77%   1.72%+
Ratio of net income to average
  net assets(*)(*)                  4.28%+    4.42%    4.83%    4.56%    4.75%    4.99    3.38%+    3.52%    3.93%   3.80%+
Portfolio turnover rate             3.75%    19.83%    1.33%   20.24%   30.82%   12.16%   3.75%    19.83%    1.33%  20.24%++


                                                                          CLASS D
                                                 ----------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED               YEAR ENDED SEPTEMBER 30,
                                                   3/31/02     --------------------------------------------
PER SHARE DATA:                                  (unaudited)    2001     2000      1999     1998     1997
                                                 ------------  -------  -------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD             $      6.88   $ 6.51   $ 6.40   $  7.19   $ 6.97   $ 6.74
                                                 ------------  -------  -------  --------  -------  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(*)(*)                             0.12     0.24     0.25      0.25     0.27     0.28
Net realized and unrealized
gain (loss) on investments(*)(*)                       (0.25)    0.39     0.18     (0.56)    0.25     0.23
                                                 ------------  -------  -------  --------  -------  -------
TOTAL FROM INVESTMENT OPERATIONS                       (0.13)    0.63     0.43     (0.31)    0.52     0.51
                                                 ------------  -------  -------  --------  -------  -------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (0.12)   (0.24)   (0.25)    (0.25)   (0.27)   (0.28)
Distributions from net realized capital gain           (0.06)   (0.02)   (0.07)    (0.23)   (0.03)      --
                                                 ------------  -------  -------  --------  -------  -------
TOTAL DISTRIBUTIONS                                    (0.18)   (0.26)   (0.32)    (0.48)   (0.30)   (0.28)
                                                 ------------  -------  -------  --------  -------  -------
NET ASSET VALUE, END OF PERIOD                   $      6.57   $ 6.88   $ 6.51   $  6.40   $ 7.19   $ 6.97
                                                 ============  =======  =======  ========  =======  =======
TOTAL RETURN:                                         (2.03)%    9.81%    7.00%   (4.58)%    7.71%    7.75%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)         $     1,798   $3,344   $3,666   $ 4,286   $2,302   $1,677
Ratio of expenses to average net assets                1.77%+    1.77%    1.77%     1.72%    1.68%    1.72%
Ratio of net income to average net assets(*)(*)        3.38%+    3.52%    3.93%     3.66%    3.84%    4.09%
Portfolio turnover rate                                3.75%    19.83%    1.33%    20.24%   30.82%   12.16%

---------------
See footnotes on page 27.

--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS


FLORIDA  SERIES

                                                            CLASS A                                     CLASS C
                                   ------------------------------------------------   -------------------------------------------
                                   SIX MONTHS                                         SIX MONTHS   YEAR ENDED
                                     ENDED            YEAR ENDED SEPTEMBER 30,           ENDED    SEPTEMBER 30,      5/27/99*
                                   3/31/02     ------------------------------------    3/31/02    -------------        TO
PER SHARE DATA:                   (unaudited) 2001   2000     1999     1998    1997  (unaudited)  2001   2000        9/30/99*
                                   ------------  --------  --------  --------  -----  --------    ------------  -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD . . . . . . .  $  7.88  $  7.48  $  7.41  $  8.07  $  7.80  $  7.67  $  7.90  $ 7.50  $  7.43    $  7.83
                                   -------  -------  -------  -------  -------  -------  -------  ------  -------     -------
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income(*)(*) . . .     0.18     0.36     0.37     0.34     0.35     0.36     0.15    0.31     0.32       0.10
Net realized and unrealized gain
   (loss) on investments(*)(*). .    (0.18)    0.43     0.11    (0.61)    0.34     0.23    (0.19)   0.43     0.11      (0.40)
                                   -------  -------  -------  -------  -------  -------  -------  ------  -------     -------
TOTAL FROM INVESTMENT
   OPERATIONS . . . . . . . . . .      --      0.79     0.48    (0.27)    0.69     0.59    (0.04)   0.74     0.43      (0.30)
                                   -------  -------  -------  -------  -------  -------  -------  ------  -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment
   income . . . . . . . . . . . .    (0.18)   (0.36)   (0.37)   (0.34)   (0.35)   (0.36)   (0.15)  (0.31)   (0.32)     (0.10)
Distributions from net realized
   capital gain . . . . . . . . .      --     (0.03)   (0.04)   (0.05)   (0.07)   (0.10)      --   (0.03)   (0.04)        --
                                   -------  -------  -------  -------  -------  -------  -------  ------  -------     -------
TOTAL DISTRIBUTIONS . . . . . . .    (0.18)   (0.39)   (0.41)   (0.39)   (0.42)   (0.46)   (0.15)  (0.34)   (0.36)      (0.10)
                                   -------  -------  -------  -------  -------  -------  -------  ------  -------     -------
NET ASSET VALUE, END OF PERIOD. .    $7.70    $7.88    $7.48    $7.41    $8.07    $7.80    $7.71   $7.90    $7.50       $7.43
                                   =======  =======  =======  =======  =======  =======  =======  ======  =======     =======
TOTAL RETURN:                        (0.04)%  10.78%    6.78%   (3.42)%   9.16%    8.01%   (0.55)%  9.97%    5.98%      (3.96)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
   (000s omitted) . . . . . . . .  $35,272  $36,695  $34,949  $37,606  $42,464  $42,024  $ 2,725  $2,274  $   699     $   254
Ratio of expenses to average
   net assets . . . . . . . . . .    0.93%+   0.70%    0.72%    1.03%    1.00%    1.04%    1.68%+  1.45%     1.47%       1.78%+
Ratio of net income to average
   net assets(*)(*) . . . . . . .    4.48%+   4.70%    5.08%    4.38%    4.45%    4.70%    3.73%+  3.95%     4.33%       3.82%+
Portfolio turnover rate . . . . .      --     9.57%   12.68%   18.31%    6.73%   33.68%      --    9.57%    12.68%      18.31%++
Without expense reimbursement:**
Ratio of expenses to average
   net assets . . . . . . . . . .    1.08%+   1.08%    1.09%                               1.83%+  1.83%     1.84%
Ratio of net income to average
   net assets(*)(*) . . . . . . .    4.33%+   4.32%    4.71%                               3.58%+  3.57%     3.96%

---------------
See footnotes on page 27.

---------------
See footnotes on page 27.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FLORIDA SERIES (continued)

                                                                        CLASS D
                                                ----------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                 YEAR ENDED SEPTEMBER 30,
                                                  3/31/02     --------------------------------------------
PER SHARE DATA:                                 (unaudited)    2001     2000      1999     1998     1997
                                                ------------  -------  -------  --------  -------  -------
Net Asset Value, Beginning of Period . . . . .  $     7.90    $ 7.50   $ 7.43   $  8.08   $ 7.81   $ 7.68
                                                ------------  -------  -------  --------  -------  -------
Income from Investment Operations:
Net investment income(*)(*). . . . . . . . . .        0.15      0.31     0.32      0.28     0.29     0.30
Net realized and unrealized gain (loss)
  on investments(*)(*) . . . . . . . . . . . .       (0.19)     0.43     0.11     (0.60)    0.34     0.23
                                                ------------  -------  -------  --------  -------  -------
Total from Investment Operations . . . . . . .       (0.04)     0.74     0.43     (0.32)    0.63     0.53
                                                ------------  -------  -------  --------  -------  -------
Less Distributions:
Dividends from net investment income . . . . .       (0.15)    (0.31)   (0.32)    (0.28)   (0.29)   (0.30)
Distributions from net realized capital gain .           -     (0.03)   (0.04)    (0.05)   (0.07)   (0.10)
                                                ------------  -------  -------  --------  -------  -------
Total Distributions. . . . . . . . . . . . . .       (0.15)    (0.34)   (0.36)    (0.33)   (0.36)   (0.40)
                                                ------------  -------  -------  --------  -------  -------
Net Asset Value, End of Period . . . . . . . .  $     7.71    $ 7.90   $ 7.50   $  7.43   $ 8.08   $ 7.81
                                                ============  =======  =======  ========  =======  =======
TOTAL RETURN:                                        (0.55)%    9.97%    5.98%   (4.01)%    8.32%    7.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) . . .  $    1,722    $1,811   $1,463   $ 1,843   $1,940   $1,678
Ratio of expenses to average net assets. . . .        1.68%+    1.45%    1.47%     1.78%    1.77%    1.81%
Ratio of net income to average net assets(*)(*)       3.73%+    3.95%    4.33%     3.63%    3.68%    3.93%
Portfolio turnover rate. . . . . . . . . . . .           -      9.57%   12.68%    18.31%    6.73%   33.68%
Without expense reimbursement:**
Ratio of expenses to average net assets. . . .        1.83%+    1.83%    1.84%
Ratio of net income to average net assets(*)(*)       3.58%+    3.57%    3.96%

---------------
See footnotes on page 27.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

NORTH CAROLINA SERIES

                                                           CLASS A                                   CLASS C
                                   --------------------------------------------------   -------------------------------
                                 SIX MONTHS                                            SIX MONTHS   YEAR ENDED
                                   ENDED                  YEAR ENDED SEPTEMBER 30,        ENDED    SEPTEMBER 30,   5/27/99*
                                  3/31/02   -----------------------------------------    3/31/02   --------------    TO
PER SHARE DATA:                (unaudited)  2001      2000     1999     1998     1997  (unaudited) 2001    2000    9/30/99*
                                   ------  ------    ------  ------    ------   ------   ------    -----   ------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD . . . . . . .  $ 7.89  $ 7.54    $ 7.59  $ 8.30    $ 8.05   $ 7.84   $ 7.88   $ 7.54   $ 7.59  $  7.97
                                   ------  ------    ------  ------    ------   ------   ------    -----   ------  -------
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income(*)(*) . . .    0.16    0.33      0.34    0.35      0.36     0.37     0.13     0.27     0.29    0.10
Net realized and unrealized gain
  (loss) on investments(*)(*)       (0.12)   0.37      0.05   (0.59)     0.31     0.24    (0.12)    0.36     0.05   (0.38)
                                   ------  ------    ------  ------    ------   ------   ------    -----   ------  -------
TOTAL FROM INVESTMENT
  OPERATIONS. . . . . . . . . . .    0.04    0.70      0.39   (0.24)     0.67     0.61     0.01     0.63     0.34   (0.28)
                                   ------  ------    ------  ------    ------   ------   ------    -----   ------  -------
LESS DISTRIBUTIONS:
Dividends from net investment
  Income. . . . . . . . . . . . .   (0.16)  (0.33)    (0.34)  (0.35)    (0.36)   (0.37)   (0.13)   (0.27)   (0.29)  (0.10)
Distributions from net realized
  capital gain. . . . . . . . . .   (0.01)  (0.02)    (0.10)  (0.12)    (0.06)   (0.03)   (0.01)   (0.02)   (0.10)     --
                                   ------  ------    ------  ------    ------   ------   ------    -----   ------  -------
TOTAL DISTRIBUTIONS . . . . . . .   (0.17)  (0.35)    (0.44)  (0.47)    (0.42)   (0.40)   (0.14)   (0.29)   (0.39)  (0.10)
                                   ------  ------    ------  ------    ------   ------   ------    -----   ------  -------
NET ASSET VALUE, END OF PERIOD     $ 7.76   $ 7.89   $ 7.54  $ 7.59    $ 8.30   $ 8.05   $ 7.75   $ 7.88   $ 7.54  $ 7.59
                                   ======  ======    ======  ======    ======   ======   ======    =====   ======  =======
TOTAL RETURN: . . . . . . . . . .    0.51%    9.52%    5.36%  (3.07)%    8.60%    8.01%    0.13%    8.59%    4.58%  (3.62)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000s omitted). . . . . . . . .  $24,261  $25,737  $24,987  $27,224  $32,358  $32,684  $ 2,697  $ 2,049  $   544   $ 10
Ratio of expenses to average
  net assets. . . . . . . . . . .    1.12%+   1.13%    1.13%    1.06%    1.05%    1.09%    1.87%+   1.88%    1.88%  1.80%+
Ratio of net income to average
  net assets(*)(*). . . . . . . .    4.20%+   4.29%    4.63%    4.38%    4.41%    4.66%    3.45%+   3.54%    3.88%  3.77%+
Portfolio turnover rate . . . . .    7.27%    5.61%+  11.96%    1.52%   20.37%   13.04%    7.27%    5.61%   11.96%  1.52%++



                                                                           CLASS D
                                                 ----------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                YEAR ENDED SEPTEMBER 30,
                                                   3/31/02     --------------------------------------------
PER SHARE DATA:                                  (unaudited)    2001     2000      1999     1998     1997
                                                 ------------  -------  -------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . $      7.88   $ 7.54   $ 7.59   $  8.30   $ 8.05   $ 7.83
                                                 ------------  -------  -------  --------  -------  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(*)(*). . . . . . . . . . .        0.13     0.27     0.29      0.29     0.30     0.31
Net realized and unrealized gain (loss)
on investments(*)(*) . . . . . . . . . . . . . .       (0.12)    0.36     0.05     (0.59)    0.31     0.25
                                                 ------------  -------  -------  --------  -------  -------
TOTAL FROM INVESTMENT OPERATIONS . . . . . . . .        0.01     0.63     0.34     (0.30)    0.61     0.56
                                                 ------------  -------  -------  --------  -------  -------
LESS DISTRIBUTIONS:
Dividends from net investment income . . . . . .       (0.13)   (0.27)   (0.29)    (0.29)   (0.30)   (0.31)
Distributions from net realized capital gain . .       (0.01)   (0.02)   (0.10)    (0.12)   (0.06)   (0.03)
                                                 ------------  -------  -------  --------  -------  -------
TOTAL DISTRIBUTIONS  . . . . . . . . . . . . . .       (0.14)   (0.29)   (0.39)    (0.41)   (0.36)   (0.34)
                                                 ------------  -------  -------  --------  -------  -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . $      7.75   $ 7.88   $ 7.54   $  7.59   $ 8.30   $ 8.05
                                                 ============  =======  =======  ========  =======  =======
TOTAL RETURN:. . . . . . . . . . . . . . . . . .        0.13%    8.59%    4.58%   (3.79)%    7.77%    7.33%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted) . . . . $     1,378   $1,514   $1,250   $ 1,682   $1,456   $1,217
Ratio of expenses to average net assets  . . . .        1.87%+   1.88%    1.88%     1.81%    1.82%    1.85%
Ratio of net income to average net assets(*)(*).        3.45%+   3.54%    3.88%     3.63%    3.64%    3.90%
Portfolio turnover rate. . . . . . . . . . . . .        7.27%    5.61%   11.96%     1.52%   20.37%   13.04%

---------------
*     Commencement of offering of Class C shares.
** During the periods stated, the Manager, at its discretion, reimbursed expenses and/or waived portions of its fees for California High-Yield Series and Florida Series. + Annualized. ++ For the year ended September 30, 1999.
(*)(*) The effects of the accounting change in Note 6, for the six months ended
      March 31, 2002, on net investment income and net realized and unrealized loss on investments per share was less than $0.01 for each share class of each Series and increased the ratio of net income to average net assets of each share class of the California High-Yield, California Quality, and Florida Series by 0.04% and of each share class of the North Carolina Series by 0.05%. The per share data and ratios for periods prior to October 1, 2001 have not been restated.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
TRUSTEES


JOHN  R.  GALVIN  2,  4
Director,  Raytheon  Company
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

PAUL  C.  GUIDONE*  1
Chief Investment Officer,
  J. & W. Seligman & Co. Incorporated

ALICE  S.  ILCHMAN  3,  4
Trustee, Committee for Economic Development

FRANK  A.  MCPHERSON  3,  4
Director, Conoco Inc.
  Director, Integris Health

JOHN  E.  MEROW  2,  4
Director, Commonwealth Industries, Inc.
Trustee, New  York-Presbyterian Hospital
Retired Chairman and Senior Partner,
  Sullivan & Cromwell, Law Firm

BETSY  S.  MICHEL  2,  4
Trustee, The Geraldine R. Dodge Foundation

WILLIAM  C.  MORRIS  1
Chairman
Chairman  of  the  Board,
  J. & W. Seligman & Co. Incorporated
Chairman,  Carbo  Ceramics  Inc.
Director,  Kerr-McGee  Corporation

JAMES  C.  PITNEY+  3,  4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

LEROY  C.  RICHIE  2,  4
Chairman and CEO, Q Standards Worldwide, Inc.

JAMES  Q.  RIORDAN  3,  4
Director,  KeySpan  Corporation
Trustee, Committee for Economic Development

ROBERT  L.  SHAFER  3,  4
Retired Vice President, Pzer Inc.

JAMES  N.  WHITSON  2,  4
Director,  C-SPAN
Director,  CommScope,  Inc.

BRIAN  T.  ZINO  1
President
President, J. & W. Seligman & Co. Incorporated
Chairman,  Seligman  Data  Corp.
Vice Chairman, ICI Mutual Insurance Company
Member  of  the  Board  of  Governors,
  Investment  Company  Institute

FRED  E.  BROWN
Trustee  Emeritus

---------------
     *  Elected May 16, 2002.
     +  Retired May 16, 2002.
     Member:  1  Executive Committee
              2  Audit Committee
              3  Trustee Nominating Committee
              4  Board Operations Committee



EXECUTIVE  OFFICERS

WILLIAM  C.  MORRIS
Chairman

BRIAN  T.  ZINO
President

THOMAS  G.  MOLES
Vice  President

THOMAS  G.  ROSE
Vice  President

LAWRENCE  P.  VOGEL
Vice President and Treasurer

FRANK J. NASTA
Secretary

--------------------------------------------------------------------------------
GLOSSARY  OF  FINANCIAL  TERMS


CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

WASH SALE -- A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.


---------------
Adapted from the Investment Company Institute's 2001 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.


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                            Seligman Advisors, Inc.
                                an affiliate of

                                     (LOGO)

                             J. & W. Seligman & Co.
                                  incorporated
                                established 1864
                      100 Park Avenue, New York, NY 10017
                                www.seligman.com



This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEB3  3/02                                      (LOGO) Printed on Recycled Paper


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